Operating Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating Segment Information
4.	OPERATING SEGMENT INFORMATION
For management purposes, the Group is organi
z
ed into business units based on their products and services and has three reportable operating segments as follows:

(a)
The investment banking segment assists customers in raising funds through equity and debt financing, providing underwriting for initial public offerings (“IPOs”), private placements and debt issuances and providing financial advisory services (including but not limited to domestic and cross border advisory services for merger and acquisitions).

(b)
The asset management segment provides a wide range of asset management products and services, including in relation to listed equity, fixed income securities, hedge funds, structured products, foreign exchange, private equities, alternative investments, discretionary account services, investment advisory services and external asset management services.

(c)	The strategic investment segment engages in proprietary investments and management of investment portfolio mainly focuses on financial services and asset classes in Hong Kong and China.
Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resources allocation and performance assessment. Segment performance is evaluated based on reportable segment result, which is a measure of adjusted profit/loss before tax from operations. The adjusted result before tax from operations is measured consistently with the Group’s profit before tax from operations after allocation of controllable costs of specialized staff, commission paid to asset management segment and finance costs to strategic investment segment for the first half 2019 and starting from the third quarter of 2019, the immediate holding company charged a fixed service fee of HK$6,000,000 per quarter in place of previous recharging arrangement. Other corporate income and expenses such as staff costs not directly attributable to segment, office rental and administrative expenses are excluded from such measurement.
Segment assets exclude property, plant and equipment, tax recoverable, amounts due from fellow subsidiaries and immediate holding company, prepayments, deposits and other receivables, cash and bank balances and other unallocated head office and corporate assets as these assets are managed on a group basis.
Segment liabilities exclude amounts due to fellow subsidiaries and immediate holding company, tax payable, deferred tax liabilities and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

Segment revenue and results
Year ended
December
31,
2017

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from external customers	208,162,829	70,813,374	—	278,976,203
—others	—	—	754,187,550	754,187,550

	208,162,829	70,813,374	754,187,550	1,033,163,753
Segment results	197,333,389	48,059,488	739,674,246	985,067,123

Other income				17,674,605
Unallocated finance costs				(15,285,311)
Corporate and other unallocated expenses				(178,870,946)

Profit before tax				808,585,471

Other segment information
Depreciation				379,132
Capital expenditure*				138,704

*	Capital expenditure consists of additions of property, plant and equipment.

Year ended
December
31,
2018

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue ( N ote 5)
Revenue
—from external customers	288,591,129	78,946,986	—	367,538,115
—others	—	—	355,688,019	355,688,019
Intersegment	—	172,809	—	172,809

	288,591,129	79,119,795	355,688,019	723,398,943
Reconciliation
Intersegment				(172,809)

				723,226,134

Segment results	254,901,096	57,385,943	350,306,996	662,594,035

Other income				15,372,350
Unallocated finance costs				(3,666,040)
Corporate and other unallocated expenses				(65,335,119)

Profit before tax				608,965,226

Other segment information
Depreciation				334,841
Capital expenditure*				14,214

*	Capital expenditure consists of additions of property, plant and equipment.

Year ended December
31,
2019

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue ( N ote 5)
Revenue
—from external customers	455,955,912	124,050,364	—	580,006,276
—others	—	—	624,167,735	624,167,735

	455,955,912	124,050,364	624,167,735	1,204,174,011
Segment results	413,354,182	109,182,198	624,167,734	1,146,704,114

Other income				22,088,780
Unallocated finance costs				(27,705,955)
Corporate and other unallocated expenses				(151,832,967)

Profit before tax				989,253,972

Other segment information
Depreciation				113,919
Capital expenditure*				13,710

*	Capital expenditure consists of additions to property, plant and equipment.

Segment assets and liabilities

	December 31 ,
	2018	2019
	HK$	HK$
Segment assets
Investment banking	134,855,898	64,813,018
Asset management	712,011,344	539,713,339
Strategic investments	3,494,527,773	2,894,217,916

Total segment assets	4,341,395,015	3,498,744,273
Unallocated corporate assets	2,765,794,535	4,771,948,379

Total assets	7,107,189,550	8,270,692,652

Segment liabilities
Investment banking	15,000,000	—
Asset management	663,698,964	492,039,337
Strategic investments	321,999,549	317,722,439

Total segment liabilities	1,000,698,513	809,761,776
Unallocated corporate liabilities	2,912,088,937	632,435,932

Total liabilities	3,912,787,450	1,442,197,708

The unallocated segment assets and liabilities mainly consist of amounts due from and due to related companies, respectively, which are not directly attributable to individual segments.
Geographical information
The following table sets forth the Group’s revenue from external customers by geographical areas based on the location of the customers:
Year ended
December
31,
2017

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	70,332,752	11,352,777	81,685,529
Mainland China	137,830,077	53,184,060	191,014,137
Others	—	6,276,537	6,276,537

	208,162,829	70,813,374	278,976,203

Year ended December
31,
2018

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	128,880,466	39,451,207	168,331,673
Mainland China	158,780,244	36,615,872	195,396,116
Others	930,419	2,879,907	3,810,326

	288,591,129	78,946,986	367,538,115

Year ended December
31,
2019

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	118,086,900	21,441,042	139,527,942
Mainland China	300,078,498	92,797,260	392,875,758
United States	30,342,514	3,229,613	33,572,127
Others	7,448,000	6,582,449	14,030,449

	455,955,912	124,050,364	580,006,276

The Group’s revenue is derived solely from its operations in Hong Kong based on the location in which contracts were executed and services were rendered.
As at December
31,
2018 and 2019,
non-current
assets, for the purpose of geographical information, consisting of property, plant and equipment and intangible assets, were all located in Hong Kong.
Information about a major customer
During the years ended December
31,
2017, 2018 and 2019, no revenue derived from a single external customer accounted for 10% or more of the total revenue of the Group.